Operations (Tables)	12 Months Ended
Dec. 31, 2024
Operations and Reorganization [Abstract]
Schedule of subsidiaries and variable interest entities
As of December 31, 2024, the Company’s major subsidiaries and consolidated VIEs are as follows:

	Place and year of incorporation	Percentage of economic ownership	Principal activities
Subsidiaries
Youdao (Hong Kong) Limited	Hong Kong, China, 2016	100%	Providing online marketing services
Youdao Education Technology (Hong Kong) Limited	Hong Kong, China, 2021	100%	Providing sales of smart devices
NetEase Youdao Information Technology (Beijing) Co., Ltd. (“Youdao Information”)	Beijing, China, 2006	100%	Providing sales of smart devices and solutions, technical support to the VIEs
NetEase Youdao Information Technology (Hangzhou) Co., Ltd. (“Youdao Hangzhou”)	Hangzhou, China, 2019	100%	Providing technical support to the VIEs
NetEase Youdao (Hangzhou) Smart Technology Co., Ltd. (“Youdao Smart Technology”)	Hangzhou, China, 2021	100%	Providing sales of smart devices

	Place and year of incorporation	Percentage of beneficial interests	Principal activities
VIEs
Beijing NetEase Youdao Computer System Co., Ltd. (“Youdao Computer”)	Beijing, China, 2007	100%	Providing online learning services as well as online marketing services
Hangzhou NetEase Linjiedian Education Technology Co., Ltd. (“Linjiedian Education”)	Hangzhou, China, 2019	100%	Providing online learning services
Youdao (Guangzhou) Computer System Co., Ltd. (“Youdao Guangzhou Computer”)	Guangzhou, China, 2021	100%	Providing online learning services

Schedule of variable interest entities
The following table sets forth the assets, liabilities, results of operations and cash flows of the VIEs and their subsidiaries taken as a whole, which were included in the Group’s consolidated financial statements:

	As of December 31,
	2023	2024
	RMB	RMB
Assets
Cash and cash equivalents	199,420	257,006
Restricted cash	105	2,666
Short-term investments	71,848	63,064
Accounts receivable, net	198,645	181,276
Inventories	31,346	20,842
Amounts due from NetEase Group and Youdao Group	1,228,509	1,257,278
Prepayment and other current assets	71,061	84,325

Total current assets	1,800,934	1,866,457

Property, equipment and software, net	5,302	6,308
Operating lease right-of-use assets, net	47,697	33,764
Goodwill	103,006	103,006
Other assets, net	71,293	65,966

Total non-current assets	227,298	209,044

Total assets	2,028,232	2,075,501

Liabilities
Accounts payables	45,939	45,358
Payroll payable	17,232	28,009
Amounts due to NetEase Group and Youdao Group	598,935	774,039
Contract liabilities	978,065	856,003
Taxes payable	23,301	16,491
Accrued liabilities and other payables	202,214	210,531

Total current liabilities	1,865,686	1,930,431

Long-term lease liabilities	29,325	14,555
Other non-current liabilities	12,698	13,907

Total non-current liabilities	42,023	28,462

Total liabilities	1,907,709	1,958,893

	For the year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Net revenues:
Third-party net revenues	3,505,470	4,132,058	4,107,715
Other intra-Group net revenues	10,512	16,871	19,909
Total net revenues	3,515,982	4,148,929	4,127,624

Cost and expenses:
Third-party cost and expenses	(759,964)	(1,160,224)	(1,426,987)
Intra-Group cost and expenses related to technical consulting and related services	(2,767,812)	(2,881,029)	(2,626,436)
Other intra-Group cost and expenses	(2,685)	(63,614)	(82,593)

Total cost and expenses	(3,530,461)	(4,104,867)	(4,136,016)
Net (loss)/income from continuing operations	(31,540)	37,691	(6,506)

	For the year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Cash flows from operating activities:
Net cash provided by transactions with third parties	2,950,638	3,342,893	3,227,232
Net cash used in transactions with intra-Group companies related to technical consulting and related services	(2,944,165)	(3,287,474)	(3,091,212)
Net cash used in other transactions with intra-Group companies	(589,142)	(47,364)	(83,472)

Net cash (used in)/provided by operating activities	(582,669)	8,055	52,548
Cash flows from investing activities:
Net cash provided by/(used in) transactions with third parties	(62,282)	(52,988)	9,800

Net cash (used in)/provided by investing activities	(62,282)	(52,988)	9,800
Cash flows from financing activities:
Capital contribution to VIE	—	5,000	1,000

Net cash provided by financing activities	—	5,000	1,000